INCOME TAX	12 Months Ended
Dec. 31, 2014
INCOME TAX [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
Income taxes (tax benefit):
Current taxes:
In Israel	7,564	6,060	4,896
Outside Israel	7,630	8,194	6,013
	15,194	14,254	10,909
Deferred taxes:
In Israel	(471)	(503)	(249)
Outside Israel	(432)	(1,309)	1,204
	(903)	(1,812)	955
Taxes in respect of prior years:
In Israel	-	-	(126)
Outside Israel	(45)	5	(48)
	(45)	5	(174)
	14,246	12,447	11,690

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the “Inflationary Adjustment Law”)

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI"). Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.	On December, 2010, the Israeli parliament approved an amendment to the Investments Law, effective as of January 1, 2011, which introduces a new status of "Preferred Company" and "Preferred Enterprise". The amendment allows enterprises meeting certain required criteria to enjoy grants as well as tax benefits. The amendment also introduces certain changes to the map of geographic development areas for purposes of the Investments Law, which will take effect in future years. The amendment generally abolishes the previous tax benefit routes that were afforded under the Investment Law, specifically the tax-exemption periods previously allowed, and introduces new tax benefits for industrial enterprises meeting the criteria of the law, which include among others the following:

A reduced corporate tax rate for industrial enterprises, provided that more than 25% of their annual income is derived from export, which will apply to the enterprise's entire preferred income so that in the tax years 2011-2012 the reduced tax rate will be 15% for preferred income derived from industrial facilities located in located in areas which are not classifies as area A. In the tax years 2013, the reduced tax rate was 12.5%.

On August 5, 2013 the Israeli Parliament amended the Investments Law, by which, inter alia, it canceled the scheduled progressive reduction in the corporate tax rate for Preferred Enterprises and set it at 16% for enterprises located elsewhere as of January 1, 2014.

The reduced tax rates will no longer be contingent upon making a minimum qualifying investment in productive assets.

2.	As of December 31, 2014, only one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.

D.	Israeli corporate tax rates

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was published.  As part of this law, among other things, commencing from 2012 the Israeli corporate income tax rate was increased to 25%.  In addition, commencing in 2012, the tax rate on capital gains in real terms and the tax rate applicable to betterment in real terms were increased to 25%.

On July 30, 2013, the Israeli parliament approved the Law for the Change in National Priorities (Legislative Amendments to Achieve Budgetary Goals for 2013 and 2014) – 2013 (hereinafter – the “Law for the Change in National Priorities”), which, among other things increased the standard Israeli corporate income tax rate from 25% to 26.5% effective as of January 1, 2014.

This change of tax rate did not have material effect on the deferred tax assets of the Company and its Israeli subsidiaries.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Use of assumptions and judgements

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

G.	Tax assessments

The Company has received final tax assessments through the 2009 tax year.

On August 4, 2014, the Company announced that it received from the Israeli tax authority ("ITA") tax assessments for the years 2010-2012 amounting to NIS 36 million (approximately US$ 10.5 million). Approximately 50% is due to disallowance of various deductions and the remaining balance is due to timing differences of the deduction of certain expenses, which will be deducted in the coming years.

The Company filed an objection with the ITA for the above Tax Assessments. The Company believes, considering the advice of professional advisors, that the Tax Assessments should be significantly reduced or overruled and that the ITA assessment is without merits and intends to vigorously defend its position.

As a result of the above, no adjustment was required to be recorded with respect to amounts that were previously recorded for the respective tax matters.

A certain Israeli subsidiary has received final tax assessments through the 2009 tax year.  The subsidiary in Brazil has received final tax assessments through the 2008 tax year and the subsidiary in America through 2006.  The other subsidiaries have not been assessed since incorporation.

H.	Carry forward tax losses

As of December 31, 2014, the Company and its subsidiaries in Brazil and Argentina have no carry forward tax losses.

Carry forward tax losses of a certain Israeli subsidiary as of December 31, 2014 amount to approximately US$ 0.8 million.  Carry forward tax losses in Israel may be utilized indefinitely.

As of December 31, 2014, the Company's non-Israeli subsidiary in the United States has available estimated carry forward foreign tax credits tax approximately US$ 13.6 million.  Such carry forward tax losses may be utilized until 2022.

I.	The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
Pretax income	47,574	38,002	37,689
Statutory tax rate	26.5%	25%	25%
Tax computed at the ordinary tax rate	12,607	9,500	9,422
Nondeductible expenses	757	1,701	418
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	(304)	137	1,087
Deductible financial expenses recorded to other comprehensive income	(365)	(312)	(244)
Taxes in respect of prior years	45	5	(174)
Tax adjustment in respect of different tax rates	1,662	1,877	1,734
Taxes in respect of withholding at the source from royalties and dividends	615	817	853
Adjustment in respect of tax rate deriving from “approved enterprises”	(558)	(467)	(233)
Others	(213)	(811)	(1,173)
	14,246	12,447	11,690

J.	Summary of deferred taxes

Composition:
	US dollars
	Year ended December 31,
(in thousands)	2014	2013
Deferred taxes included in other current assets:
Provision for employee related obligations	130	139
Provision for legal obligation and other	3,519	3,553
	3,649	3,692

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2014	2013
Long-term deferred income taxes:
Provision for employee related obligations	678	533
Carry forward tax losses and foreign tax credit	3,223	4,029
Temporary differences, net	1,010	1,982
	4,911	6,544
Valuation allowance	(2,175	(2,979)
	2,736	3,565

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2014	2013
Deferred income taxes included in long-term investments and other assets	2,886	3,781
Deferred income taxes included in long-term liabilities	(150)	(216)
	2,736	3,565

K.	Income before income taxes is composed as follows:
	US dollars
	Year ended December 31,
(in thousands)	2014	2013	2012
The Company and its Israeli subsidiaries	26,021	17,296	20,060
Non-Israeli subsidiaries	21,553	20,706	17,629
	47,574	38,002	37,689

L.
Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

US dollars
(in thousands)
Balance at January 1, 2013	439
Translations differences related to the current year	33
Balance at December 31, 2013	472
Translations differences related to the current year	(51
Balance at December 31, 2014	421

The Company anticipates that it is reasonably possible that over the next twelve months the amount of unrecognized tax benefits could be reduced to zero, therefore as of December 31, 2014, the liability with respect to uncertain tax positions is presented as short-term liability in the balance sheet (within "Other current liabilities").